Deposits for Non-Current Assets (Detail) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Deposit for purchase of non-current assets	$ 374	$ 131
Property, Plant And Equipment
Property, Plant and Equipment [Line Items]
Deposit for purchase of non-current assets	$ 374	$ 131